LOAN RECEIVABLE, CURRENT (Narrative) (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Apr. 05, 2017 CNY (¥)	Apr. 05, 2017 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Loans Receivable Granted			¥ 42,677
Offsetting Loans Payable | $				$ 6,000
Offsetting Loans Receivables			42,677
Long-term Investments and Receivables, Net			0		$ 0	¥ 42,677
Notes, Loans and Financing Receivable, Net, Current			42,677		$ 6,207	0
Sino Accord [Member]
Loan Receivable Agreement	¥ 41,179	$ 6,000
Suzhou Zhixinliren [Member]
Loans Receivable Granted	¥ 42,677
Long-term Investments and Receivables, Net						¥ 42,677
Notes, Loans and Financing Receivable, Net, Current			¥ 42,677